Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:	CBIZ MHM, LLC
Business Name (if Different):
Principal Business Address:	401 Plymouth Road, Plymouth Meeting, PA 19462

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name:	Channel Partners Capital, LLC
LLC Business Name (if Different):
Principal Business Address:	1100 Wayzata Blvd #305, Minnetonka, MN 55305

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Not applicable

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See Attachments related to Channel Partners Capital, LLC and CPC Asset Securitization I LLC – Asset-Backed Notes, Series 2021-1 transaction.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

See Attachments related to Channel Partners Capital, LLC and CPC Asset Securitization I LLC – Asset-Backed Notes, Series 2021-1 transaction.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino
	(Print name of duly authorized person)	(Signature)

Date: October 19, 2021

Attachment:

Item 4 of Form ABS Due Diligence-15E related to

CPC Asset Securitization I LLC - Asset Backed Notes, Series 2021-1

CBIZ MHM, LLC performed an Administration Agent engagement (the “Services”) as described in the attached Administration Agent Report dated October 19, 2021 (the “Report”).

Accordingly:

●	The nature, scope and design of the Services are solely the responsibility of Channel Partners Capital, LLC, as Seller and Servicer (“CPC” or “Company”) and CPC Asset Securitization I LLC as Issuer (“Issuer,” “SPV” or “Purchaser”) (collectively, “you,” “Specified Parties” and “Client”), as specified in the Report and the sufficiency of the Services performed is solely the responsibility of the Specified Parties;
●	CBIZ MHM, LLC makes no representations as to the sufficiency of the Services for the purposes of the Specified Parties or for any other purpose;
●	The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and
●	The procedures that CBIZ MHM, LLC performed did not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist. In addition, CBIZ MHM, LLC did not verify the information that was obtained by us or presented in the Report, unless specified in the Report.

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

As of the date of this Form, CBIZ MHM, LLC performed no other procedures that would be considered due diligence services related to CPC Asset Securitization I LLC - Asset Backed Notes, Series 2021-1.

Attachment:

Item 5 of Form ABS Due Diligence-15E related to

CPC Asset Securitization I LLC - Asset Backed Notes, Series 2021-1

Administrator Agent Report dated October 19, 2021 related to

CPC Asset Securitization I LLC - Asset Backed Notes, Series 2021-1

Channel Partners Capital, LLC

CPC Asset Securitization I LLC – Asset-Backed Notes, Series 2021-1

Administrator Agent Report

October 19, 2021

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

Channel Partners Capital, LLC

Administration Agent Engagement

Name:	CPC Asset Securitization I LLC – Asset-Backed Notes, Series 2021 -1

Address:	Channel Partners Capital, LLC
1100 Wayzata Blvd #305
Minnetonka, MN 55305

Administrator Agent:	Ashley Lawrence
Kristin Stanton
Tara Haurin
Marialuisa Veneziale

Report Date:	October 19, 2021

Engagement Dates:	September 17 – October 19, 2021

Company Contact:	Mr. Eli Sethre, Chief Financial Officer

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

October 19, 2021

PRIVATE & CONFIDENTIAL

Mr. Eli Sethre

Channel Partners Capital, LLC

1100 Wayzata Blvd #305

Minnetonka, MN 55305

Dear Mr. Sethre:

Please find our enclosed Administrator Agent Report (“the Report”) which was prepared at the request of Channel Partners Capital, LLC, as Seller and Servicer (“CPC” or “Company”) and CPC Asset Securitization I LLC ( “Issuer”, SPV” and “Purchaser” and together with CPC, “Client”) as it relates to the Asset-Backed Notes, Series 2021-1 transaction (“Transaction”) which date still needs to be determined, in accordance with the terms of our engagement letter dated September 10, 2021 (“Agreement”) (“Services”).

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or
(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated September 10, 2021 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:	/s/ M. Michael Aquino
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated September 10, 2021 with no third party beneficiaries being created thereby and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ MHM, LLC. CBIZ MHM, LLC shall have no liability, and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ MHM, LLC provides under this Agreement. Client further acknowledges and agrees CBIZ MHM, LLC is not a law firm and is not providing legal advice or analysis and that CBIZ MHM, LLC has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the Services. CBIZ MHM, LLC expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of Services as outlined herein.

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

General Information

During this engagement, CBIZ MHM LLC held discussions with the following individuals (collectively referred to as “management” in the report unless otherwise specified):

Contact Name	Title/ Department
Eli Sethre	Chief Financial Officer
Brandon Nelson	VP-Finance
Papa Diop	Financial Analysis Manager

Note:	All samples were selected as stated in the Statement of Work included in the report unless specified by the Client. Slight mathematical variances may be noted in the tables presented due to rounding.

Terminology

The following terminology is used throughout this Report and is based on discussions with management.

●	Client	Channel Partners Capital, LLC and CPC Asset Securitization I LLC
●	CPC, Company, Seller and Servicer	Channel Partners Capital, LLC
●	Issuer, SPV or Purchaser	CPC Asset Securitization I LLC
●	Loan Agreement	Loan Agreement between CPC and Business
●	Business Advance Agreement or Contract	Business Advance Agreement or contract between CPC and Business
●	Product Type	Business Advances or Business Loans

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

TABLE OF CONTENTS

STATEMENT OF WORK	12

A.	Data Integrity Test for the Asset-Backed Notes, Series 2021-1 Transaction	14

EXHIBITS

Exhibit A.1	DATA INTEGRITY TEST FOR LOANS

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER

DATED SEPTEMBER 10, 2021 BY AND BETWEEN

CBIZ MHM, LLC (“CBIZ”)

AND CHANNEL PARTNERS CAPITAL, LLC (“CPC”, “SELLER”, “SERVICER” OR “COMPANY”)

AND CPC ASSET SECURITIZATION I LLC (“ISSUER”, “SPV” OR “PURCHASER”),

COLLECTIVELY “YOU” OR “CLIENT”

Relevant Entities:

Channel Partners Capital, LLC (“CPC” or the “Company”), as Seller (in such capacity, the “Seller”) and as Servicer (in such capacity, the “Servicer”) and CPC Asset Securitization I LLC (“Issuer”, “SPV”, “Purchaser” and together with CPC, “you” or “Client”)

Time Periods to be tested:

See the below Scope of Services

Location:

Remotely in the CBIZ office in Plymouth Meeting, PA

The Company’s office in Minnetonka, MN (if necessary or required)

Additional Request:

Document all discussions with and inquiries of management.

Note: All samples are judgmentally selected unless specified by Client.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Company that provided assistance and/or are referenced in the consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Consultant report should separately identify material weaknesses from observations made that may represent improvements to the Company’s processes.

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

SCOPE OF SERVICES

A.	Data File Integrity Test for CPC Asset Securitization I LLC Asset Backed Notes, Series 2021-1

1.	From the electronic data file provided by the Client as of August 31, 2021 or latest month-end, select a sample of the largest 100 loans and another 100 loans selected on a judgmental basis (total of 200 loans to be tested - “Sample Group”) and perform the following data integrity test. For items marked below as “confirm”, note whether the item is noted as part of the underlying documentation. For items marked as “compare”, agree the item on the data tape to the Company’s underlying system. For items marked as “calculate “, calculate the noted item listed below for accuracy against the data file provided by the Servicer:

a.	Confirm and Compare Business name
b.	Compare Business industry

c.	Compare applicant’s FICO Score (at the time of application)
d.	Compare the Business’s inception date

e.	Calculate the Business’s years in business (at time of application)
f.	Calculate and Compare Business’s Outstanding Receivable Balance or Unamortized Purchase Amount(as of the end of the applicable Collection Period)
g.	Confirm and Calculate Contract Sell Rate
h.	Compare the Business’s State of business address

i.	Compare the Business’s expected maturity date (for Business Loans only)
j.	Confirm and Compare the Business’s Term or Underwritten Collection Period

k.	Compare the Business’s Remaining Term or Underwritten Collection Period
l.	Compare the Business’s Material Modification flag (as of the end of the applicable Collection Period) (Y/N)
m.	Compare the Business’s electronic v. non-electronic payments
n.	Compare the Business’s delinquency status (as of the end of the applicable Collection Period)

o.	Compare past due amount
p.	Compare and Calculate Pacing
q.	Compare Missed Payment Factor

r.	Compare Product Type (Business Loan or Business Advance)

2.	Document your testing results in a worksheet. In your written summary of results, note any exceptions and management’s response to such. Note that the names of Obligors should remain anonymous in documenting test results.

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

A.	Data Integrity Test for the Asset-Backed Notes, Series 2021-1 Transaction

The Originator provided an electronic data file as of August 31, 2021 for all Pledged Receivables. The Consultants selected a sample of the largest 100 loans and another 100 loans selected on a judgmental basis (total of 200 loans to be tested - “Sample Group”).

All 200 Pledged Receivables were tested according to the requested Scope procedures. It should be noted that in instances where a data field was not visible on the Aspire or Salesforce Servicer user platform, management provided reports from the systems to complete the compare step. The schedule for the Data File Integrity test can found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 200 Pledged Receivables based on inquiry of management and testing:

	SAMPLE	EXCEPTIONS
DATA INTEGRITY TEST	SIZE	FOUND	%
a. Confirm and Compare Business name	200	0	0%
b. Compare Business industry	200	0	0%
c. Compare applicant’s FICO Score (at the time of application)	200	0	0%
d. Compare the Business’s inception date	200	0	0%
e. Calculate the Business’s years in business (at time of application)	200	0	0%
f. Calculate and Compare Business’s Outstanding Receivable Balance or Unamortized Purchase Amount (as of the end of the applicable Collection Period)	200	0	0%
g. Confirm and Calculate Contract Sell Rate	200	0	0%
h. Compare the Business’s State of business address	200	0	0%
i. Compare the Business’s expected maturity date (for Business Loans only)	200	5	2.5%
j. Confirm and Compare the Business’s Term or Underwritten Collection Period	200	0	0%
k. Compare the Business’s Remaining Term or Underwritten Collection Period	200	0	0%
l. Compare the Business’s Material Modification flag (as of the end of the applicable Collection Period) (Y/N)	200	0	0%
m. Compare the Business’s electronic v. non-electronic payments	200	0	0%
n. Compare the Business’s delinquency status (as of the end of the applicable Collection Period)	200	0	0%
o. Compare past due amount	200	0	0%
p. Compare and Calculate Pacing	200	0	0%
q. Compare Missed Payment Factor	200	0	0%
r. Compare Product Type (Business Loan or Business Advance)	200	0	0%

(a)	The Business name on the August 31, 2021 electronic data file was compared to the system and confirmed to the Business’s Name on the Business’s Loan Agreement or Advance Agreement / Contract without exception.

(b)	The Business industry on the August 31, 2021 electronic data file was compared to the system without exception.

Channel Partners Capital, LLC - CPC Asset Securitization I LLC Asset-Backed Notes, Series 2021-1 Final Report	October 19, 2021

(c)	The applicant’s FICO score at application on the August 31, 2021 electronic data file was compared to the system without exception
(d)	The Business’s inception date on the August 31, 2021 electronic data file was compared to the system without exception.
(e)	The Business’s years in business on the August 31, 2021 electronic data file was calculated without exception.
(f)	The Business’s Outstanding Receivable Balance or Unamortized Purchase Amount on the August 31, 2021 electronic data file was calculated and compared to the system without exception.
(g)	The Contract Sell Rate on the August 31, 2021 electronic data file was confirmed with the information in the underlying documentation and calculated without exception.
(h)	The Business state on the August 31, 2021 electronic data file was compared to the system without exception.
(i)	The following only relates to Business Loans: The Business expected maturity date on the August 31, 2021 electronic data file was compared to the system with five (5) exceptions. Four (4) of these exceptions were due to the contract being terminated after August 31, 2021 but before the CBIZ examination and the maturity dates were updated to the termination date. The remaining one (1) exception was a line of credit contract where the maturity date is updated as new draws are made on the contract; the maturity date value for line of credit contracts is not static.
(j)	The Business’s Term or Underwritten Collection Period on the August 31, 2021 electronic data file was compared to the system and confirmed with the underlying documentation without exception.
(k)	The Business’s Remaining Term or Underwritten Collection Period on the August 31, 2021 electronic data file was compared to the system without exception.
(l)	The Business’s electronic vs. non-electronic payments on the August 31, 2021 electronic data file were compared to the system without exception
(m)	The Business’s delinquency loan status on the August 31, 2021 electronic data file was compared to the system without exception.
(n)	The past due amount on the August 31, 2021 electronic data file was compared to the system without exception.
(o)	The Pacing on the August 31, 2021 electronic data file was compared to the system and calculated without exception.
(p)	The Missed Payment Factor on the August 31, 2021 electronic data file was compared to the system without exception.
(q)	The Product Type on the August 31, 2021 electronic data file was compared to the system without exception.